Taxation (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Taxation [Abstract]
Accrued interest receivable	$ 34,587	$ (159,357)
Accrued interest payable	442,258	49,827
Provision for loan losses	9,609,133	967,028
Accruals	20,250	4,109
Interest income	232,621
Deferred tax assets	10,338,849	861,607
Valuation allowance	(10,338,849)
Deferred tax assets, net		$ 861,607